REAL ESTATE PROPERTY FOR LEASE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Real Estate [Abstract]
Plant	$ 1,157,052	$ 2,294,868	$ 2,616,767
Land use right	147,828	293,199	346,081
Less: accumulated depreciation and amortization	(205,004)	(349,490)	(278,784)
Total real estate property for lease, net	$ 1,099,876	$ 2,238,577	$ 2,684,064